TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Schedule of Key Management Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 2,425	$ 2,298	$ 1,883
Post-employment benefits	256	131	136
Other long-term benefits	31	35	35
Share-based compensation	1,030	1,011	548
Benefits to key executive personnel	$ 3,742	$ 3,475	$ 2,602